OTHER NON-CURRENT ASSETS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
OTHER NON-CURRENT ASSETS [abstract]
Specified dismantlement fund accounts	¥ 9,738	¥ 8,860